U. S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.


1. Name and address of issuer: Mentor Institutional Trust, Riverfront Plaza, 901 East Byrd Street, Richmond, Virginia 23219




2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

       SNAP Fund

3.     Investment Company Act File Number: 811-8484

       Securities Act File Number:  33-80784



4(a).  Last day of fiscal year for which this Form is filed: June 30, 1998



4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [ ] Check box if this is the last time the issuer will be filing this
           Form.

5.     Calculation of registration fee:

       (i) Aggregate sale price of securities sold during       $1,525,418,633
           the fiscal year pursuant to section 24(f):

      (ii) Aggregate price of securities redeemed or
           repurchased during the fiscal year:                  $1,487,637,145

    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995 that
           were not previously used to reduce
           registration fees payable to the Commission:         $ 0


    (iv)   Total available redemption credits [add Items
           5(ii) and 5(iii)]:                                  -$1,487,637,145

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    (v)    Net sales -- if Item 5(i) is greater than
           Item 5(iv) [subtract Item 5(iv) from Item
           5(i)]:                                               $37,781,488



    (vi)   Redemption credits available for use in
           future years -- if Item 5(i) is less than
           Item 5(iv) [subtract Item 5(iv) from Item
           5(i)]:                                               $ 0


   (vii)  Multiplier for determining registration fee (See
          instruction C.9):                                     x 0.000295

   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii)] (enter "O" if no fee is due):            = $11,145.54

6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  + $0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  = $11,145.54

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: CIK 0000-921923 9/25/98


                  Method of Delivery:

                       [X]   Wire Transfer
                       [ ]   Mail or other means

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                                    SIGNATURE

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of the Trust arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*
                                     ------------------------------------
                                        Geoffrey B. Sale, Secretary
                                     ------------------------------------
Date
    ---------------

  *Please print the name and title of the signing officer below the signature.







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